NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Notes payable
Outstanding at December 31					CAD 774,000,000		CAD 1,218,000,000
Operated affiliates
Notes payable
Amount					3,500,000,000.0
Unused Capacity					600,000,000		600,000,000
Notes payable | U.S. dollars
Notes payable
Outstanding at December 31 | $				$ 197,000,000		$ 376,000,000
Revolving and demand credit facilities
Notes payable
Amount					11,100,000,000		8,900,000,000
TRANSCANADA PIPELINES LIMITED | Revolving credit facility | Maturing December 2021
Notes payable
Amount					3,000,000,000
Unused Capacity					3,000,000,000
Cost to maintain	CAD 6,000,000	CAD 6,000,000	CAD 6,000,000
TRANSCANADA PIPELINES LIMITED | Revolving credit facility | Maturing December 2017
Notes payable
Amount | $				2,000,000,000
Unused Capacity | $				$ 2,000,000,000
Cost to maintain	1,000,000
TRANSCANADA PIPELINES LIMITED | Notes payable
Notes payable
Outstanding at December 31					CAD 509,000,000		CAD 697,000,000
Weighted Average Interest Rate per Annum at December 31				0.90%	0.90%	0.80%	0.80%
TCPL USA | Revolving credit facility | Maturing December 2017
Notes payable
Amount | $				$ 1,000,000,000
Unused Capacity | $				900,000,000
Cost to maintain	1,000,000	3,000,000	2,000,000
Columbia | Revolving credit facility | Maturing December 2017
Notes payable
Amount					CAD 1,000,000,000
Unused Capacity					1,000,000,000
Columbia | Revolving credit facility | U.S. dollars
Notes payable
Amount | $				1,000,000,000.0
TAIL | Revolving credit facility | Maturing December 2017
Notes payable
Amount | $				500,000,000.0
Unused Capacity | $				$ 500,000,000
Cost to maintain	CAD 2,000,000	CAD 2,000,000	CAD 1,000,000
TAIL | Notes payable
Notes payable
Outstanding at December 31					CAD 265,000,000		CAD 521,000,000
Weighted Average Interest Rate per Annum at December 31				0.50%	0.50%	1.10%	1.10%
TCPL/TCPL USA | Revolving credit facility
Notes payable
Amount					CAD 2,100,000,000.0
Unused Capacity					CAD 700,000,000